Shareholders’ Equity (Details) - Schedule of Black-Scholes option pricing model assumptions used to value	12 Months Ended
Jun. 30, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield (%)	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	70.45%
Risk-free interest rate (%)	1.81%
Expected term (in years)	1 year 2 months 12 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	87.55%
Risk-free interest rate (%)	3.00%
Expected term (in years)	6 years 2 months 12 days